III. FINANCIAL RISK MANAGEMENT - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Assets
Cash and cash equivalents	$ 675,256		$ 1,637,821		$ 1,091,527
Other investments - current	2,372,999		1,969,631
Derivative financial instruments	7,484		9,801
Other investments - non-current	1,005,300		405,631
Current trade receivables	1,907,507		2,480,889
Other receivables	435,973		414,778
Liabilities
Borrowings C and NC	437,398		583,437		728,762
Other liabilities C and NC	887,526		693,913
Trade payables	880,261		1,107,567
Lease Liabilities C and NC	144,926		134,433		112,177
Derivative financial instruments	8,300		11,150
Derivative liabilities [member]
Liabilities
Derivative financial instruments	8,300		11,150
Other liabilities [member]
Liabilities
Other liabilities C and NC	275,249	[1]	86,240	[2]
Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC	612,277		607,673
Derivatives [member]
Assets
Derivative financial instruments	7,484		9,801
Other receivables [member]
Assets
Other receivables	191,058		93,144
Other receivables (non-Financial) [member]
Assets
Other receivables	244,915		321,634
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	722,328		896,166
Other investments - non-current	140,292
U.S. Sovereign Bills [Member]
Assets
Other investments - current			282,225
Certificates of Deposits [member]
Assets
Other investments - current	582,142		334,637
Commercial Papers [member]
Assets
Other investments - current	130,034		196,708
Other Notes Fixed Income [Member]
Assets
Other investments - current	10,152		82,596
Bonds and other fixed income [member]
Assets
Other investments - current	1,273,673		834,281
Other investments - non-current	857,959		398,220
U.S. government securities [member]
Assets
Other investments - current	645,841		126,399
Non - U.S. government securities [member]
Assets
Other investments - current	31,383		10,943
Corporates securities [member]
Assets
Other investments - current	586,229		696,939
Other notes [member]
Assets
Other investments - current	10,220
Other investments [member]
Assets
Other investments - non-current	7,049		7,411
Mutual Fund [member]
Assets
Other investments - current	376,998		239,184
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents	355,044		223,424
Other investments - current	1,650,671		1,073,465
Other investments - non-current	857,959		398,220
Current trade receivables
Other receivables
Total	2,863,674		1,695,109
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		[1]		[2]
Level 1 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Level 1 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other Notes Fixed Income [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current	1,273,673		834,281
Other investments - non-current	857,959		398,220
Level 1 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current	645,841		126,399
Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current	31,383		10,943
Level 1 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current	586,229		696,939
Level 1 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current	10,220
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 1 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current	376,998		239,184
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current
Current trade receivables
Other receivables
Total	7,484		9,801
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total	8,300		11,150
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	8,300		11,150
Level 2 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		[1]		[2]
Level 2 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments	7,484		9,801
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other Notes Fixed Income [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current	7,049		7,411
Current trade receivables
Other receivables
Total	7,049		7,411		54,987
Liabilities
Borrowings C and NC
Other liabilities C and NC	243,264		86,240
Trade payables
Lease Liabilities C and NC
Total	243,264		86,240
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC	243,264	[1]	86,240	[2]
Level 3 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other Notes Fixed Income [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current	7,049		7,411
Level 3 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents	320,212		1,414,397
Other investments - current	722,328		896,166
Other investments - non-current	140,292
Current trade receivables	1,907,507		2,480,889
Other receivables	191,058		93,144
Total	3,281,397		4,884,596
Liabilities
Borrowings C and NC	437,398		583,437
Other liabilities C and NC	31,985
Trade payables	880,261		1,107,567
Lease Liabilities C and NC	144,926		134,433
Total	1,494,570		1,825,437
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC	31,985	[1]		[2]
Financial assets at amortised cost, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables	191,058		93,144
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	722,328		896,166
Other investments - non-current	140,292
Financial assets at amortised cost, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current			282,225
Financial assets at amortised cost, category [member] | Certificates of Deposits [member]
Assets
Other investments - current	582,142		334,637
Financial assets at amortised cost, category [member] | Commercial Papers [member]
Assets
Other investments - current	130,034		196,708
Financial assets at amortised cost, category [member] | Other Notes Fixed Income [Member]
Assets
Other investments - current	10,152		82,596
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at amortised cost, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current	1,273,673		834,281
Other investments - non-current	857,959		398,220
Current trade receivables
Other receivables
Total	2,131,632		1,232,501
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		[1]		[2]
Financial assets at fair value through other comprehensive income, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other Notes Fixed Income [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current	1,273,673		834,281
Other investments - non-current	857,959		398,220
Financial assets at fair value through other comprehensive income, category [member] | U.S. government securities [member]
Assets
Other investments - current	645,841		126,399
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current	31,383		10,943
Financial assets at fair value through other comprehensive income, category [member] | Corporates securities [member]
Assets
Other investments - current	586,229		696,939
Financial assets at fair value through other comprehensive income, category [member] | Other notes [member]
Assets
Other investments - current	10,220
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents	355,044		223,424
Other investments - current	376,998		239,184
Other investments - non-current	7,049		7,411
Current trade receivables
Other receivables
Total	746,575		479,820
Liabilities
Borrowings C and NC
Other liabilities C and NC	243,264		86,240
Trade payables
Lease Liabilities C and NC
Total	251,564		97,390
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	8,300		11,150
Financial assets at fair value through profit or loss, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC	243,264	[1]	86,240	[2]
Financial assets at fair value through profit or loss, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments	7,484		9,801
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other Notes Fixed Income [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current	7,049		7,411
Financial assets at fair value through profit or loss, category [member] | Mutual Fund [member]
Assets
Other investments - current	$ 376,998		$ 239,184

[1]	Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.
[2]	Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.